EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

(the “Funds”)

Supplement to Prospectus and Statement of Additional Information (“SAI”)

dated March 1, 2025

as may be supplemented and/or revised from time to time

1.	The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Tax-Managed Value Fund” in the Funds’ Prospectus:

Portfolio Managers

Bradley T. Galko, CFA, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Portfolio since February 2020 and the Fund since March 1, 2021.

Jason Kritzer, CFA, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since October 16, 2025.

2.	The following replaces the third paragraph under “Tax-Managed Value Portfolio.” under “Management and Organization” in the Funds’ Prospectus:

Bradley T. Galko, CFA and Jason Kritzer, CFA manage the Portfolio and the Tax-Managed Value Fund. Mr. Galko has served as portfolio manager of the Portfolio since February 2020 and has served as the portfolio manager of the Fund since March 2021 and manages other Eaton Vance portfolios. Mr. Kritzer has served as portfolio manager of the Portfolio and the Fund since October 16, 2025, and manages other Eaton Vance portfolios. Messrs. Galko and Kritzer are Managing Directors of Morgan Stanley and Vice Presidents of Eaton Vance and BMR and have been employees of the Morgan Stanley organization for more than five years.

3.	The following replaces Aaron S. Dunn in the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services” in the Funds’ SAI:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Jason Kritzer(5)
Registered Investment Companies(2)	1	$835.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

(2)     Includes the Fund and Portfolio.

(5)     As of August 31, 2025.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Tax-Managed Value Fund
Jason Kritzer	$0(1)	$500,001 - $1,000,000

(1)     As of August 31, 2025.

October 16, 2025	48651-00 10.16.25